WARRANTS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Warrants [Abstract]
Schedule of warrants outstanding [Table Text Block]
	Number of warrants	Weighted average exercise price
	Thousands
Balance, December 31, 2023	2,384	$9.90
Balance, March 31, 2024	2,384	$9.90

	Number of warrants	Weighted average exercise price
	Thousands
Balance, December 31, 2021	438	$67.46
Exercised	(24)	9.83
Cancelled	(103)	60.00
Issued	650	1.20
Balance, December 31, 2022	961	$24.84
Exercised	(1)	8.00
Cancelled	(691)	8.00
Issued	2,115	2.50
Balance, December 31, 2023	2,384	$9.90

Schedule of warrants outstanding by date of expiry [Table Text Block]
Date of expiry	Warrants outstanding	Exercise price	Grant date fair value	Remaining life in years
	Thousands
November 18, 2026	221	$75.00	$6,729	2.64
November 18, 2027	23	66.00	1,055	3.64
December 8, 2027	25	8.80	149	3.69
September 21, 2028	691	2.50	712	4.48
September 21, 2028	55	2.39	81	4.48
March 21, 2029	1,369	2.50	1,120	4.98
	2,384	$9.90	$9,846	4.58

Date of expiry	Warrants outstanding	Exercise price	Grant date fair value	Remaining life in years
	Thousands
November 18, 2026	221	$75.00	$6,700	2.88
November 18, 2027	23	66.00	1,055	3.88
December 8, 2027	25	8.80	149	3.94
September 21, 2028	691	2.50	522	4.73
September 21, 2028	55	2.39	81	4.73
March 21, 2029	1,369	2.50	1,339	5.22
	2,384	$9.90	$9,846	4.83